Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other liabilities

24.  Other liabilities

	December 31,	December 31,
	2021	2020
Non-current other liabilities
Advance from depositary	135,741	142,531
Total	135,741	142,531
Current other liabilities
Advance from depositary – current portion	54,770	38,759
Put liability to non-controlling participants in subsidiary	85,146	—
Total	139,916	38,759

In connection with IPO, the Group has signed the Deposit Agreement for the five years from May 8, 2019 till May 8, 2024, in accordance with which the Group has received the advance of 169,780 from the depositary as a consideration for the serving as a sole depositary of the Group’s ADSs during the contract period. In connection with the subsequent public offering in July 2020, the Group has received further contribution from the depositary of 58,918 for the five years from July 20, 2020 till July 20, 2025. In connection with the subsequent public offering in June 2021, the Group has received further contribution from the depositary of 52,489 for the five years from June 7, 2021 till June 7, 2026.

The income is recognized on a straight-line basis over the period of the contract (taking into account the significant financing component) and was 58,226 for the year ended December 31, 2021, 41,617 for the year ended December 31, 2020 and 22,095 for the year ended December 31, 2019. The income is presented in “Other income” in the consolidated statement of income and comprehensive income.

The advance is presented in “Other non-current liabilities” and “Other current liabilities” in the consolidated statement of financial position, and a change in the other liabilities relating to the Deposit Agreement of 5,738 (for the year ended December 31, 2020 –17,300 and for the year ended December 31, 2019 - 147,685) is included in “Change in other liabilities” in the consolidated statement of cash flows.